Mortgage Notes Payable, Net - Summary of Mortgage Notes Payable (Q2) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding borrowings		$ 548,200		$ 552,074
Deferred Finance Costs, net		(3,872)		(4,399)
Carrying Value		544,473		547,875		$ 573,642
Mortgage notes payable
Debt Instrument [Line Items]
Outstanding borrowings		548,200		552,074		578,826
Premium, net		145		200		313
Deferred Finance Costs, net		(3,872)		(4,399)		(5,497)
Carrying Value		544,473		547,875		573,642
Mortgage notes payable | Uptown Buckhead
Debt Instrument [Line Items]
Outstanding borrowings		19,070		19,264		19,651
Deferred Finance Costs, net		(161)		(178)		(213)
Carrying Value		$ 18,909		$ 19,086		19,438
Maturity Date	[1],[3]	Jul. 01, 2025	[2]	Jul. 01, 2025	[4]
Annual Interest Rate	[1],[3]	2.38%	[2]	3.98%	[4]
Average Monthly Debt Service	[1],[3]	$ 71	[2]	$ 104	[4]
Average Monthly Escrow	[1],[3]	$ 52	[2]	$ 63	[4]
Mortgage notes payable | Uptown Buckhead | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[1],[3]	2.22%	[2]	2.22%	[4]
Mortgage notes payable | Crosstown at Chapel Hill
Debt Instrument [Line Items]
Outstanding borrowings		$ 42,650		$ 42,650		42,650
Deferred Finance Costs, net		(295)		(325)		(386)
Carrying Value		$ 42,355		$ 42,325		42,264
Maturity Date	[3],[5]	Jul. 01, 2025	[2]	Jul. 01, 2025	[4],[6]
Annual Interest Rate	[3],[5]	1.93%	[2]	3.53%	[4],[6]
Average Monthly Debt Service	[3],[5]	$ 69	[2]	$ 142	[4],[6]
Average Monthly Escrow	[3],[5]	$ 74	[2]	$ 279	[4],[6]
Mortgage notes payable | Crosstown at Chapel Hill | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3],[5]	1.77%	[2]	1.77%	[4],[6]
Mortgage notes payable | The Brookwood - Key Bank
Debt Instrument [Line Items]
Outstanding borrowings		$ 16,850		$ 17,063		17,477
Premium, net		135		186		291
Deferred Finance Costs, net		(63)		(88)		(137)
Carrying Value		$ 16,922		$ 17,161		17,631
Maturity Date	[7],[8]	Nov. 01, 2021		Nov. 01, 2021
Annual Interest Rate	[7],[8]	4.73%		4.73%
Average Monthly Debt Service	[7],[8]	$ 104		$ 104
Average Monthly Escrow	[7],[8]	80		54
Mortgage notes payable | The Brookwood - Capital One
Debt Instrument [Line Items]
Outstanding borrowings		2,542		2,566		2,613
Premium, net		10		14		22
Deferred Finance Costs, net		(11)		(15)		(24)
Carrying Value		$ 2,541		$ 2,565		2,611
Maturity Date	[7],[8]	Nov. 01, 2021		Nov. 01, 2021
Annual Interest Rate	[7],[8]	5.40%		5.40%
Average Monthly Debt Service	[7],[8]	$ 16		$ 16
Mortgage notes payable | Adair off Addison and Adair off Addison Apartment Homes
Debt Instrument [Line Items]
Outstanding borrowings		33,210		33,210		24,629
Deferred Finance Costs, net		(349)		(380)		(233)
Carrying Value		$ 32,861		$ 32,830		24,396
Maturity Date	[3]	May 01, 2026	[2],[5]	May 01, 2026	[4],[9]
Annual Interest Rate	[3]	1.80%	[2],[5]	3.40%	[4],[9]
Average Monthly Debt Service	[3]	$ 56	[2],[5]	$ 107	[4],[9]
Average Monthly Escrow	[3]	$ 74	[2],[5]	$ 81	[4],[9]
Mortgage notes payable | Adair off Addison and Adair off Addison Apartment Homes | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3]	1.64%	[2],[5]	1.64%	[4],[9]
Mortgage notes payable | 1000 Spalding Crossing
Debt Instrument [Line Items]
Outstanding borrowings		$ 23,501		$ 23,737		24,195
Deferred Finance Costs, net		(84)		(113)		(171)
Carrying Value		$ 23,417		$ 23,624		24,024
Maturity Date	[8]	Jan. 01, 2022	[7]	Jan. 01, 2022	[5]
Annual Interest Rate	[8]	3.88%	[7]	3.88%	[5]
Average Monthly Debt Service	[8]	$ 116	[7]	$ 116	[5]
Average Monthly Escrow	[8]	51	[7]	51	[5]
Mortgage notes payable | Ravina Apartment Homes
Debt Instrument [Line Items]
Outstanding borrowings		25,877		26,241		26,951
Deferred Finance Costs, net		(129)		(165)		(239)
Carrying Value		$ 25,748		$ 26,076		26,712
Maturity Date	[7],[8]	May 01, 2022		May 01, 2022
Annual Interest Rate	[7],[8]	3.76%		3.76%
Average Monthly Debt Service	[7],[8]	$ 144		$ 144
Average Monthly Escrow	[7],[8]	151		144
Mortgage notes payable | Verdant Apartment Homes
Debt Instrument [Line Items]
Outstanding borrowings		36,574		36,913		37,300
Deferred Finance Costs, net		(150)		(178)		(233)
Carrying Value		$ 36,424		$ 36,735		37,067
Maturity Date	[8]	May 01, 2023	[7]	May 01, 2023	[5]
Annual Interest Rate	[8]	3.89%	[7]	3.89%	[5]
Average Monthly Debt Service	[8]	$ 176	[7]	$ 176	[5]
Average Monthly Escrow	[8]	37	[7]	37	[5]
Mortgage notes payable | Arcadia Apartment Homes
Debt Instrument [Line Items]
Outstanding borrowings		39,417		39,782		40,200
Deferred Finance Costs, net		(165)		(195)		(256)
Carrying Value		$ 39,252		$ 39,587		39,944
Maturity Date	[8]	May 01, 2023	[7]	May 01, 2023	[5]
Annual Interest Rate	[8]	3.89%	[7]	3.89%	[5]
Average Monthly Debt Service	[8]	$ 189	[7]	$ 189	[5]
Average Monthly Escrow	[8]	35	[7]	35	[5]
Mortgage notes payable | Grand Reserve
Debt Instrument [Line Items]
Outstanding borrowings		47,845		47,845		47,845
Deferred Finance Costs, net		(506)		(539)		(606)
Carrying Value		$ 47,339		$ 47,306		47,239
Maturity Date	[3],[5]	May 01, 2028	[2]	May 01, 2028	[4],[6]
Annual Interest Rate	[3],[5]	1.88%	[2]	3.48%	[4],[6]
Average Monthly Debt Service	[3],[5]	$ 76	[2]	$ 157	[4],[6]
Average Monthly Escrow	[3],[5]	$ 90	[2]	$ 90	[4],[6]
Mortgage notes payable | Grand Reserve | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3],[5]	1.72%	[2]	1.72%	[4],[6]
Mortgage notes payable | Montclair Terrace
Debt Instrument [Line Items]
Outstanding borrowings		$ 19,742		$ 19,958		20,312
Deferred Finance Costs, net		(155)		(182)		(234)
Carrying Value		$ 19,587		$ 19,776		20,078
Maturity Date	[3],[7]	Jun. 01, 2023	[2]	Jun. 01, 2023	[4]
Annual Interest Rate	[3],[7]	2.61%	[2]	4.21%	[4]
Average Monthly Debt Service	[3],[7]	$ 80	[2]	$ 107	[4]
Average Monthly Escrow	[3],[7]	$ 27	[2]	$ 102	[4]
Mortgage notes payable | Montclair Terrace | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3],[7]	2.45%	[2]	2.45%	[4]
Mortgage notes payable | 81 Fifty at West Hills Apartment Homes
Debt Instrument [Line Items]
Outstanding borrowings		$ 51,330		$ 51,833		52,645
Deferred Finance Costs, net		(314)		(368)		(477)
Carrying Value		$ 51,016		$ 51,465		52,168
Maturity Date	[3]	Jul. 01, 2023	[2],[7]	Jul. 01, 2023	[4],[5]
Annual Interest Rate	[3]	2.52%	[2],[7]	4.12%	[4],[5]
Average Monthly Debt Service	[3]	$ 205	[2],[7]	$ 269	[4],[5]
Average Monthly Escrow	[3]	$ 58	[2],[7]	$ 58	[4],[5]
Mortgage notes payable | 81 Fifty at West Hills Apartment Homes | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3]	2.36%	[2],[7]	2.36%	[4],[5]
Mortgage notes payable | The Palmer at Las Colinas
Debt Instrument [Line Items]
Outstanding borrowings		$ 45,700		$ 45,700		45,700
Deferred Finance Costs, net		(404)		(437)		(506)
Carrying Value		$ 45,296		$ 45,263		45,194
Maturity Date	[3],[5]	Sep. 01, 2026	[2]	Sep. 01, 2026	[4]
Annual Interest Rate	[3],[5]	2.27%	[2]	3.87%	[4]
Average Monthly Debt Service	[3],[5]	$ 85	[2]	$ 166	[4]
Average Monthly Escrow	[3],[5]	$ 156	[2]	$ 159	[4]
Mortgage notes payable | The Palmer at Las Colinas | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3],[5]	2.11%	[2]	2.11%	[4]
Mortgage notes payable | Windbrooke Crossing
Debt Instrument [Line Items]
Outstanding borrowings		$ 36,871		$ 37,222		37,788
Deferred Finance Costs, net		(237)		(272)		(343)
Carrying Value		$ 36,634		$ 36,950		37,445
Maturity Date	[3]	Jan. 01, 2024	[2],[7]	Jan. 01, 2024	[4],[5]
Annual Interest Rate	[3]	2.85%	[2],[7]	4.45%	[4],[5]
Average Monthly Debt Service	[3]	$ 154	[2],[7]	$ 201	[4],[5]
Average Monthly Escrow	[3]	$ 65	[2],[7]	$ 65	[4],[5]
Mortgage notes payable | Windbrooke Crossing | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3]	2.69%	[2],[7]	2.69%	[4],[5]
Mortgage notes payable | Woods of Burnsville
Debt Instrument [Line Items]
Outstanding borrowings		$ 37,374		$ 37,744		38,250
Deferred Finance Costs, net		(310)		(355)		(445)
Carrying Value		$ 37,064		$ 37,389		37,805
Maturity Date	[3]	Feb. 01, 2024	[2],[7]	Feb. 01, 2024	[4],[5]
Annual Interest Rate	[3]	2.29%	[2],[7]	3.89%	[4],[5]
Average Monthly Debt Service	[3]	$ 145	[2],[7]	$ 190	[4],[5]
Average Monthly Escrow	[3]	$ 121	[2],[7]	$ 84	[4],[5]
Mortgage notes payable | Woods of Burnsville | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3]	2.13%	[2],[7]	2.13%	[4],[5]
Mortgage notes payable | Indigo Creek
Debt Instrument [Line Items]
Outstanding borrowings		$ 39,998		$ 40,402		40,789
Deferred Finance Costs, net		(281)		(320)		(397)
Carrying Value		$ 39,717		$ 40,082		40,392
Maturity Date	[3]	May 01, 2024	[2],[7]	May 01, 2024	[4],[5]
Annual Interest Rate	[3]	2.09%	[2],[7]	3.69%	[4],[5]
Average Monthly Debt Service	[3]	$ 127	[2],[7]	$ 199	[4],[5]
Average Monthly Escrow	[3]	$ 52	[2],[7]	$ 52	[4],[5]
Mortgage notes payable | Indigo Creek | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3]	1.93%	[2],[7]	1.93%	[4],[5]
Mortgage notes payable | Martin's Point
Debt Instrument [Line Items]
Outstanding borrowings		$ 29,649		$ 29,944		29,990
Deferred Finance Costs, net		(258)		(289)		(351)
Carrying Value		$ 29,391		$ 29,655		$ 29,639
Maturity Date	[3],[5]	Nov. 01, 2024	[2]	Nov. 01, 2024	[4]
Annual Interest Rate	[3],[5]	2.02%	[2]	3.62%	[4]
Average Monthly Debt Service	[3],[5]	$ 111	[2]	$ 149	[4]
Average Monthly Escrow	[3],[5]	$ 76	[2]	$ 76	[4]
Mortgage notes payable | Martin's Point | LIBOR
Debt Instrument [Line Items]
Margin over LIBOR	[3],[5]	1.86%	[2]	1.86%	[4]

[1]	Monthly fixed principal plus interest payment required
[2]	Variable rate based on one-month LIBOR of 0.1623% (as of June 30, 2020) plus a fixed margin
[3]	Variable rate hedged with interest rate cap cash flow hedge
[4]	Variable rate based on one-month LIBOR of 1.76250% (as of December 31, 2019) plus a fixed margin
[5]	Monthly interest-only payment currently required
[6]	Originated during the year ended December 31, 2018 through refinancing
[7]	Fixed monthly payment of principal and interest payment required
[8]	Fixed rate
[9]	Originated during the year ended December 31, 2019 through refinancing